SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Operating segments
Number of business units | segment		3
Revenues from Mining Operations		$ 3,138,113	$ 2,494,892
Production Costs	[1]	(1,424,152)	(1,247,705)
Exploration and Corporate Development		(113,492)	(104,779)
Impairment Reversal			345,821
Segment Income (Loss)		1,600,469	1,488,229
Corporate and other:
Amortization of property, plant and mine development		(631,101)	(546,057)
General and administrative		(116,288)	(120,987)
Finance costs		(95,134)	(105,082)
Gain on derivative financial instruments		107,873	17,124
Environmental remediation		(27,540)	(2,804)
Foreign currency translation loss		(22,480)	(4,850)
Other expenses (income)		(48,234)	13,169
Income before income and mining taxes		767,565	738,742
Asset
Total assets		9,614,755	8,789,885
Corporate and others
Asset
Total assets		894,869	466,704
Northern Business | Operating segment
Operating segments
Revenues from Mining Operations		2,668,769	2,053,016
Production Costs		(1,196,249)	(1,016,076)
Exploration and Corporate Development		(19,805)	(3,717)
Impairment Reversal			345,821
Segment Income (Loss)		1,452,715	1,379,044
Asset
Total assets		7,590,163	7,045,348
LaRonde mine | Operating segment
Operating segments
Revenues from Mining Operations		543,864	552,204
Production Costs		(169,824)	(215,012)
Segment Income (Loss)		374,040	337,192
Asset
Total assets		852,171	794,503
LaRonde Zone 5 mine | Operating segment
Operating segments
Revenues from Mining Operations		111,244	80,365
Production Costs		(47,899)	(41,212)
Segment Income (Loss)		63,345	39,153
Asset
Total assets		71,545	66,553
Lapa mine | Operating segment
Operating segments
Revenues from Mining Operations			4,877
Production Costs			(2,844)
Segment Income (Loss)			2,033
Goldex mine | Operating segment
Operating segments
Revenues from Mining Operations		227,181	197,020
Production Costs		(82,654)	(82,533)
Segment Income (Loss)		144,527	114,487
Asset
Total assets		296,713	295,139
Meadowbank mine | Operating segment
Operating segments
Revenues from Mining Operations		366,743	221,652
Production Costs		(284,976)	(180,848)
Exploration and Corporate Development		(1,168)	(3,528)
Segment Income (Loss)		80,599	37,276
Asset
Total assets		1,037,459	883,422
Meliadine mine | Operating segment
Operating segments
Revenues from Mining Operations		569,063	270,258
Production Costs		(245,700)	(142,932)
Impairment Reversal			345,821
Segment Income (Loss)		323,363	473,147
Asset
Total assets		2,198,564	2,139,845
Canadian Malartic joint operation | Operating segment
Operating segments
Revenues from Mining Operations		478,542	466,317
Production Costs		(195,312)	(208,178)
Exploration and Corporate Development		(18,637)	(189)
Segment Income (Loss)		264,593	257,950
Asset
Total assets		1,542,916	1,548,564
Kittila mine | Operating segment
Operating segments
Revenues from Mining Operations		372,132	260,323
Production Costs		(169,884)	(142,517)
Segment Income (Loss)		202,248	117,806
Asset
Total assets		1,590,795	1,317,322
Southern Business | Operating segment
Operating segments
Revenues from Mining Operations		469,344	441,876
Production Costs		(227,903)	(231,629)
Segment Income (Loss)		241,441	210,247
Asset
Total assets		694,914	815,044
Pinos Altos mine | Operating segment
Operating segments
Revenues from Mining Operations		244,283	249,577
Production Costs		(124,678)	(130,190)
Segment Income (Loss)		119,605	119,387
Asset
Total assets		458,786	521,713
Creston Mascota mine | Operating segment
Operating segments
Revenues from Mining Operations		77,762	78,023
Production Costs		(35,088)	(35,801)
Segment Income (Loss)		42,674	42,222
Asset
Total assets		8,008	28,833
La India mine | Operating segment
Operating segments
Revenues from Mining Operations		147,299	114,276
Production Costs		(68,137)	(65,638)
Segment Income (Loss)		79,162	48,638
Asset
Total assets		228,120	264,498
Exploration | Operating segment
Operating segments
Exploration and Corporate Development		(93,687)	(101,062)
Segment Income (Loss)		(93,687)	(101,062)
Asset
Total assets		$ 434,809	$ 462,789

[1]	Exclusive of amortization, which is shown separately.